Customer Concentrations	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Customer Concentrations
Note 15.	Customer Concentrations

During the quarters and six months ended June 30, 2013 and June 30, 2012, the Company conducted a significant portion of its business with a limited number of customers. For the quarter and six months ended June 30, 2013, the Company’s five most significant customers represented approximately 68.4% and 45.7% of total revenue, respectively. For the quarter and six months ended June 30, 2012, the Company’s five most significant customers represented approximately 50.5% and 37.6% of total revenue, respectively. At June 30, 2013 and December 31, 2012, accounts receivable from the Company’s five most significant customers were approximately $3,528 and $1,671, respectively.